PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment is comprised of the following:

	March 31, 2023	December 31, 2022
Furniture and Fixtures	$78,944	$78,134
Computers and Software	36,667	36,667
Machinery & Equipment	116,403	118,003
Vehicles	310,348	310,348
Total cost	542,362	543,152
Accumulated depreciation	(216,679)	(195,088)
Property, plant and equipment, net	$325,683	$348,064

Depreciation for the three months ended March 31, 2023 and 2022, was $21,591 and $23,744 respectively, and is included in selling, general and administrative expenses in the accompanying Condensed Consolidated Statements of Loss.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment are comprised of the following:

	December 31, 2022	December 31, 2021
Furniture and Fixtures	$78,134	$75,070
Computers and Software	36,667	29,196
Machinery & Equipment	118,003	108,799
Vehicles	310,348	239,093
Total cost	543,152	452,158
Accumulated depreciation	(195,088)	(104,121)
Property, plant and equipment, net	$348,064	$348,037

Depreciation for the years ended December 31, 2022 and 2021, was $90,967 and $49,390 respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

During the year ended December 31, 2022, the Company entered into a loan to purchase a vehicle for $46,576 (see Note 8). During the year ended December 31, 2021, the Company entered into a loan to purchase a vehicle for $54,763, for which the Company made a down payment of $20,000 and financed $34,763 (see Note 8).